13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 p3rzhg@d
03/31/2012
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2012
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  Riverside, CT  06878

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 72
From 13F Information Table Value Total (USD): 117,071,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
3m Company	COM	604059105	660	7395	SH		SOLE
AT&T	COM	1957109	485	15521	SH		SOLE
Altria Group	COM	718154107	217	7024	SH		SOLE
American Express	COM	25816109	289	4990	SH		SOLE
Annaly Mtg Mgmt Inc	COM	35710409	301	19025	SH		SOLE
Apple Computer	COM	37833100	659	1099	SH		SOLE
Arris Group Inc	COM	04269Q100	1792	158620	SH		SOLE
Automatic Data Proc.	COM	53015103	491	8895	SH		SOLE
Bank Of America	COM	60505104	202	21128	SH		SOLE
Berkshire Hathaway	COM	84670991	1950	16	SH		SOLE
Berkshire Hathaway B	COM	84670207	12158	149817	SH		SOLE
Bp Plc Adr	COM	55622104	2257	50163	SH		SOLE
Bristol-Myers Squibb	COM	110122108	291	8631	SH		SOLE
Canadian Nat. Railway	COM	136375102	849	10690	SH		SOLE
Chevron	COM	166764100	1990	18558	SH		SOLE
Chubb	COM	171232101	325	4700	SH		SOLE
Church & Dwight	COM	171340102	295	5999	SH		SOLE
Coca-Cola	COM	191216100	3679	49711	SH		SOLE
Colgate Palmolive	COM	194162103	4125	42185	SH		SOLE
Comcast A	COM	20030N101	418	13934	SH		SOLE
Comcast Corp A	COM	20030N200	9504	322052	SH		SOLE
Conocophillips	COM	20825C104	1675	22031	SH		SOLE
Darden Restaurants	COM	237194105	241	4705	SH		SOLE
Devon Energy Co	COM	25179M103	2074	29160	SH		SOLE
Diageo (Guinness)	COM	25243q205	877	9088	SH		SOLE
Directv Group Inc	COM	25459L106	1000	20275	SH		SOLE
Disney	COM	254687106	1705	38952	SH		SOLE
Emerson Electric	COM	291011104	1098	21038	SH		SOLE
Exxon Mobil	COM	302290101	5620	64797	SH		SOLE
General Electric	COM	369604103	5795	288757	SH		SOLE
Global Environmental Ordf	COM	P47725109	0	10000	SH		SOLE
Google	COM	38259P508	233	364	SH		SOLE
Harris Corp	COM	413875105	583	12929	SH		SOLE
Heinz (H.J.)	COM	423074103	606	11325	SH		SOLE
Hewlett-Packard -New	COM	428236103	214	8961	SH		SOLE
Honeywell Int'l	COM	438516106	212	3470	SH		SOLE
I.B.M.	COM	459200101	807	3868	SH		SOLE
Jm Smucker Co	COM	832696405	298	3660	SH		SOLE
Johnson & Johnson	COM	478160104	2860	43353	SH		SOLE
Kimberly Clark	COM	494368103	796	10767	SH		SOLE
McDonalds	COM	580135101	228	2325	SH		SOLE
Medtronic	COM	585055106	899	22947	SH		SOLE
Merck	COM	589331107	396	10312	SH		SOLE
Microsoft	COM	594918104	9534	295583	SH		SOLE
Monsanto Co	COM	61166W101	427	5356	SH		SOLE
NAL Energy Corp	COM		191	24000	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	1156	18348	SH		SOLE
Norfolk Southern	COM	655844108	994	15105	SH		SOLE
North European Oil Royalty Tru	COM	659310106	923	28150	SH		SOLE
Paychex	COM	704326107	2273	73337	SH		SOLE
Pepsico Inc.	COM	713448108	1612	24294	SH		SOLE
Philip Morris Int'l	COM	02209S103	356	4017	SH		SOLE
Procter & Gamble	COM	742718109	5149	76617	SH		SOLE
Royal Dutch Shell A	COM	780259206	304	4335	SH		SOLE
San Juan Basin Royalty Trust C	COM		753	38831	SH		SOLE
Scotts Miracle Grow	COM		448	8267	SH		SOLE
Stryker	COM	863667101	650	11717	SH		SOLE
Sysco	COM	871829107	3406	114053	SH		SOLE
Time Warner Cable A	COM	88732J207	2597	31862	SH		SOLE
Time Warner Inc	COM	887315109	3991	105726	SH		SOLE
Transocean Inc (new)	COM	G90076103	342	6254	SH		SOLE
USCI Inc	COM	90330N101	0	20000	SH		SOLE
Union Pacific	COM	907818108	536	4987	SH		SOLE
United Parcel Service	COM	911312106	2323	28781	SH		SOLE
United Technologies	COM	913017109	824	9929	SH		SOLE
Verizon Comm.	COM	92343V104	289	7554	SH		SOLE
Visa	COM	92826C839	293	2481	SH		SOLE
Zargon Oil & Gas	COM		218	15100	SH		SOLE
Annaly Capital Mgmt Pfd 7.875%		35710508	1807	70250	SH		SOLE
General Elec Cap Corp		369622485	1175	45550	SH		SOLE
WR Berkley Tr 6.75% 7/26/45			2117	84000	SH		SOLE
Winthrop Realty Tr D			1231	48500	SH		SOLE